Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes carrying amount of goodwill

	As of March 31,
	2024	2025
	RMB	RMB	US$
Goodwill from Dazhika	–	708,942	97,695
Less: impairment	–	–	–
Goodwill	–	708,942	97,695